Note 19 - Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year ending	Amount
December 31,	(in thousands)
2021	$325
2022	290
2023	292
2024	294
2025	268
Thereafter	891
Total	$2,360